Revenue	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue
13.	Revenue

The following tables summarizes the Company’s revenues by business model and product types:

Business model

	As of December 31, 2018	As of December 31, 2017	As of December 31, 2016
Pre-pay model	415,812	412,679	321,990
Pay-at-destination model	20,143	23,710	22,907
Others	94,659	87,551	66,265

	$530,614	$523,940	$411,162

Product types

	As of December 31, 2018	As of December 31, 2017	As of December 31, 2016
Air	214,804	241,015	205,721
Packages, Hotels and Other Travel Products	315,810	282,925	205,441

	$530,614	$523,940	$411,162